Cover	Oct. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2025
Entity File Number	333-199108
Entity Registrant Name	SUMMIT NETWORKS INC.
Entity Central Index Key	0001619096
Entity Tax Identification Number	35-2511257
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	S101-5289 Cambie Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5Z 0J5
Country Region	+ 1
City Area Code	604
Local Phone Number	336-5353
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false